Hotchkis & Wiley Mid-Cap Value Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Air Freight & Logistics - 0.5%
FedEx Corp.	8,500	$2,326,280

Automobile Components - 7.5%
Adient PLC (a)	581,500	13,124,455
BorgWarner, Inc.	146,500	5,316,485
Goodyear Tire & Rubber Co. (a)	190,100	1,682,385
Lear Corp.	34,400	3,754,760
Magna International, Inc.	244,100	10,017,864
		33,895,949

Automobiles - 0.5%
Harley-Davidson, Inc.	59,700	2,300,241

Banks - 10.7%
Citizens Financial Group, Inc.	401,700	16,497,819
Comerica, Inc.	79,400	4,756,854
First Citizens BancShares, Inc./NC - Class A	1,087	2,001,113
First Horizon Corp.	290,300	4,508,359
KeyCorp	160,200	2,683,350
Popular, Inc.	175,700	17,617,439
		48,064,934

Capital Markets - 3.7%
Lazard, Inc.	42,000	2,115,960
Northern Trust Corp.	33,000	2,970,990
State Street Corp.	129,300	11,439,171
		16,526,121

Chemicals - 3.2%
Huntsman Corp.	182,800	4,423,760
Olin Corp.	204,400	9,807,112
		14,230,872

Commercial Services & Supplies - 1.8%
Brink's Co.	69,400	8,025,416

Communications Equipment - 7.8%
F5, Inc. (a)	78,500	17,285,700
Telefonaktiebolaget LM Ericsson - ADR (b)	2,340,500	17,740,990
		35,026,690

Construction & Engineering - 3.4%
Fluor Corp. (a)	316,400	15,095,444

Consumer Finance - 2.3%
Ally Financial, Inc.	129,900	4,623,141
Discover Financial Services	16,200	2,272,698
SLM Corp.	153,900	3,519,693
		10,415,532
Electric Utilities - 1.7%
NRG Energy, Inc.	27,100	2,468,810
PPL Corp.	164,100	5,428,428
		7,897,238

Electronic Equipment, Instruments & Components - 1.4%
Arrow Electronics, Inc. (a)	26,000	3,453,580
Avnet, Inc.	48,800	2,650,328
		6,103,908

Energy Equipment & Services - 2.1%
Expro Group Holdings NV (a)	115,883	1,989,711
Halliburton Co.	85,100	2,472,155
NOV, Inc.	302,100	4,824,537
		9,286,403

Entertainment - 1.1%
Warner Bros Discovery, Inc. (a)	604,600	4,987,950

Financial Services - 1.9%
Euronet Worldwide, Inc. (a)	16,100	1,597,603
Fidelity National Information Services, Inc.	84,900	7,110,375
		8,707,978

Food Products - 1.7%
Conagra Brands, Inc.	126,000	4,097,520
Kraft Heinz Co.	96,000	3,370,560
		7,468,080

Ground Transportation - 1.5%
U-Haul Holding Co.	91,000	6,552,000

Health Care Equipment & Supplies - 1.0%
Solventum Corp. (a)	64,400	4,489,968

Health Care Providers & Services - 5.3%
Centene Corp. (a)	114,400	8,612,032
Humana, Inc.	12,400	3,927,576
Labcorp Holdings, Inc.	10,900	2,435,932
Universal Health Services, Inc. - Class B	39,600	9,068,796
		24,044,336

Hotels, Restaurants & Leisure - 0.6%
Marriott Vacations Worldwide Corp.	37,500	2,755,500

Household Durables - 1.7%
Whirlpool Corp.	69,700	7,457,900

Insurance - 3.8%
American International Group, Inc.	88,400	6,473,532
CNO Financial Group, Inc.	266,600	9,357,660
Hartford Financial Services Group, Inc.	9,600	1,129,056
		16,960,248

Machinery - 4.6%
AGCO Corp.	22,800	2,231,208
Allison Transmission Holdings, Inc.	57,300	5,504,811
CNH Industrial NV	665,800	7,390,380
Stanley Black & Decker, Inc.	49,600	5,462,448
		20,588,847

Media - 2.5%
Omnicom Group, Inc.	23,800	2,460,682
Paramount Global - Class B	236,800	2,514,816
WPP PLC - ADR (b)	119,700	6,123,852
		11,099,350

Multi-Utilities - 1.5%
Dominion Energy, Inc.	116,400	6,726,756

Oil, Gas & Consumable Fuels - 12.8%
APA Corp.	761,966	18,637,688
Baytex Energy Corp.	2,223,700	6,604,389
California Resources Corp.	101,900	5,346,693
Crescent Energy Co. - Class A	518,787	5,680,718
Kosmos Energy Ltd. (a)	4,356,120	17,555,163
Ovintiv, Inc.	96,500	3,696,915
		57,521,566

Personal Care Products - 0.5%
Herbalife Ltd. (a)	315,200	2,266,288

Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (a)	41,400	4,612,374

Professional Services - 1.5%
ManpowerGroup, Inc.	89,700	6,594,744

Real Estate Management & Development - 0.7%
Jones Lang LaSalle, Inc. (a)	12,500	3,372,625

Software - 0.5%
Workday, Inc. - Class A (a)	8,700	2,126,367

Specialty Retail - 1.6%
Lithia Motors, Inc.	8,700	2,763,468
ODP Corp. (a)	145,645	4,332,939
		7,096,407

Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd. (a)	97,100	4,120,924

Trading Companies & Distributors - 1.0%
WESCO International, Inc.	27,500	4,619,450
TOTAL COMMON STOCKS (Cost $364,028,359)		423,364,686

REAL ESTATE INVESTMENT TRUSTS - 0.1%	Shares	Value
Hotel & Resort REITs - 0.1%
Pebblebrook Hotel Trust	43,100	570,213
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $581,996)		570,213

SHORT-TERM INVESTMENTS - 9.2%
Money Market Funds - 3.4%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 4.85% (c)	15,187,280	15,187,280

Time Deposits - 5.8%	Par
Citigroup, Inc., 4.18%, 10/01/2024 (d)	26,003,445	26,003,445
TOTAL SHORT-TERM INVESTMENTS (Cost $41,190,725)		41,190,725

TOTAL INVESTMENTS - 103.6% (Cost $405,801,080)		465,125,624
Liabilities in Excess of Other Assets - (3.6)%		(16,242,875)
TOTAL NET ASSETS - 100.0%		$448,882,749

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $14,636,753 which represented 3.3% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$423,364,686	$–	$–	$423,364,686
Real Estate Investment Trusts	570,213	–	–	570,213
Money Market Funds	15,187,280	–	–	15,187,280
Time Deposits	–	26,003,445	–	26,003,445
Total Investments	$439,122,179	$26,003,445	$–	$465,125,624

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.